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                           [LOGO OF EXCELSIOR FUNDS]



                        International Equity Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    6
 Latin America Fund.......................................................    9
 Pacific/Asia Fund........................................................   11
 Pan European Fund........................................................   13
 Emerging Markets Fund....................................................   16
NOTES TO FINANCIAL STATEMENTS.............................................   19

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-483-7297)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                                          Emerging
                               International     Latin      Pacific/Asia       Pan         Markets
                                   Fund       America Fund      Fund      European Fund     Fund
                               -------------  ------------  ------------  -------------  -----------
  ASSETS:
   Investments, at cost --
     see accompanying
    portfolios...............  $283,190,512   $ 17,126,258  $ 27,520,289  $ 96,457,009   $13,885,907
                               ============   ============  ============  ============   ===========
   Investments, at value
    (Note 1).................  $195,844,602   $ 11,836,233  $ 21,509,592  $ 71,584,816   $ 7,795,061
   Repurchase Agreements, at
    value (Note 1)...........     6,414,000            --            --        899,000     1,717,000
   Foreign currency (cost
    $1,093,859, $127,171,
    $215,108, $57,261 and
    $1,858, respectively)....     1,093,189        129,059       215,883        57,730         1,858
   Cash......................        42,864            --            --            --          1,670
   Dividends receivable......       348,283         73,986        81,884       100,433        12,706
   Interest receivable.......         1,523            --            --            214           408
   Receivable for investments
    sold.....................           --         360,822       763,740           --            --
   Receivable for fund shares
    sold.....................           --             500       342,623         1,646       200,000
   Withholding tax
    receivable...............       252,739            --          4,364       141,606           192
   Prepaid expenses..........         2,164          1,011         1,039           432         2,730
   Unamortized organization
    costs (Note 5)...........           --             --            --            --          9,532
                               ------------   ------------  ------------  ------------   -----------
   Total Assets..............   203,999,364     12,401,611    22,919,125    72,785,877     9,741,157
  LIABILITIES:
   Payable for investments
    purchased................       409,160            --        422,340           --            --
   Payable for fund shares
    redeemed.................     1,254,565          2,900        55,197       166,726         1,226
   Investment advisory fees
    payable
    (Note 2).................       148,320         14,903        15,796        33,513        13,309
   Administration fees
    payable (Note 2).........        30,166          1,800         1,885         5,144         1,402
   Administrative servicing
    fees payable (Note 2)....        10,032          2,618         3,690         6,855           --
   Directors' fees payable
    (Note 2).................           901          4,672           332         1,429           115
   Due to custodian bank.....           --         318,753        31,202       108,589           --
   Accrued expenses and other
    payables.................       146,781         40,292        75,987       115,784        71,981
                               ------------   ------------  ------------  ------------   -----------
   Total Liabilities.........     1,999,925        385,938       606,429       438,040        88,033
                               ------------   ------------  ------------  ------------   -----------
  NET ASSETS.................  $201,999,439   $ 12,015,673  $ 22,312,696  $ 72,347,837   $ 9,653,124
                               ============   ============  ============  ============   ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in excess
    of) net investment income
    .........................  $    326,480   $     43,619  $   (133,786) $    450,096   $    20,493
   Accumulated net realized
    loss on investments and
    foreign currency
    translations.............   (26,778,050)   (29,218,989)  (27,441,352)   (8,219,071)   (2,562,441)
   Unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations.............   (80,916,284)    (5,287,101)   (6,014,098)  (23,971,345)   (4,373,300)
   Par value (Note 4)........        22,472          2,794         4,173         9,937         2,740
   Paid-in capital in excess
    of par value.............   309,344,821     46,475,350    55,897,759   104,078,220    16,565,632
                               ------------   ------------  ------------  ------------   -----------
  Total Net Assets...........  $201,999,439   $ 12,015,673  $ 22,312,696  $ 72,347,837   $ 9,653,124
                               ============   ============  ============  ============   ===========
   Shares of Common Stock
    Outstanding (Note 4).....    22,471,500      2,794,457     4,173,248     9,937,242     2,739,616
  NET ASSET VALUE PER SHARE..         $8.99          $4.30         $5.35         $7.28         $3.52
                                      =====          =====         =====         =====         =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)

                                                 Latin                                  Emerging
                               International    America    Pacific/Asia  Pan European    Markets
                                   Fund          Fund          Fund          Fund         Fund
                               -------------  -----------  ------------  ------------  -----------
  INVESTMENT INCOME:
   Dividend income...........  $  3,345,671   $   387,400  $   332,679   $  1,226,190  $   139,785
   Interest income...........       226,727        14,665       24,157         38,395       20,163
   Less: Foreign taxes
    withheld.................      (234,879)       (5,830)     (20,742)       (95,822)     (13,750)
                               ------------   -----------  -----------   ------------  -----------
    Total Income.............     3,337,519       396,235      336,094      1,168,763      146,198

  EXPENSES:
   Investment advisory fees
    (Note 2).................     1,362,459        95,284      149,648        494,007       77,562
   Administration fees (Note
    2).......................       272,493        19,057       29,930         98,802       12,410
   Custodian fees............       221,381        15,773       25,810         75,381       10,374
   Administrative servicing
    fees (Note 2)............       144,167        19,728       17,209         34,622        5,318
   Shareholder servicing
    agent fees...............        31,774        14,739       24,331         27,692        4,326
   Legal and audit fees......        21,087           744        5,875          8,188          867
   Shareholder reports.......        32,969         1,438        4,490         13,128        4,074
   Registration and filing
    fees.....................        34,159        11,074       11,353         23,477        9,570
   Directors' fees and
    expenses (Note 2)........         5,826           209          744          2,705          290
   Amortization of
    organization costs (Note
    5).......................           --            --           --             --         4,039
   Miscellaneous expenses....        21,010         6,356        2,825          2,988        2,071
                               ------------   -----------  -----------   ------------  -----------
    Total Expenses...........     2,147,325       184,402      272,215        780,990      130,901
   Fees waived and reimbursed
    by investment advisor and
    administrators (Note 2)..      (184,421)      (25,284)     (47,611)       (62,323)     (28,915)
                               ------------   -----------  -----------   ------------  -----------
    Net Expenses.............     1,962,904       159,118      224,604        718,667      101,986
                               ------------   -----------  -----------   ------------  -----------
  NET INVESTMENT INCOME......     1,374,615       237,117      111,490        450,096       44,212
                               ------------   -----------  -----------   ------------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS (Note 1):
   Net realized gain (loss):
    Security Transactions....   (26,803,698)    1,568,691   (7,258,836)    (8,210,291)     374,357
    Foreign currency
     transactions............        45,493        (8,441)     (21,644)        (8,781)     (10,515)
                               ------------   -----------  -----------   ------------  -----------
   Total net realized gain
    (loss)...................   (26,758,205)    1,560,250   (7,280,480)    (8,219,072)     363,842
   Change in unrealized
    appreciation/depreciation
    on investments and
    foreign currency
    translations during the
    year (net of foreign tax
    on unrealized
    appreciation: $142,537,
    $0, $0, $0 and $0,
    respectively)............   (25,657,853)   (4,050,822)   1,761,792     (8,480,993)  (2,910,173)
                               ------------   -----------  -----------   ------------  -----------
  Net realized and unrealized
   loss on investments and
   foreign currency
   transactions..............   (52,416,058)   (2,490,572)  (5,518,688)   (16,700,065)  (2,546,331)
                               ------------   -----------  -----------   ------------  -----------
  Net decrease in net assets
   resulting from operations.  $(51,041,443)  $(2,253,455) $(5,407,198)  $(16,249,969) $(2,502,119)
                               ============   ===========  ===========   ============  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                                                        Emerging
                              International     Latin      Pacific/Asia  Pan European    Markets
                                  Fund       America Fund      Fund          Fund         Fund
                              -------------  ------------  ------------  ------------  -----------
  Six Months Ended September 30, 2001
   (Unaudited)
  Net investment income.....  $   1,374,615  $    237,117  $    111,490  $    450,096  $    44,212
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............    (26,758,205)    1,560,250    (7,280,480)   (8,219,072)     363,842
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   period...................    (25,657,853)   (4,050,822)    1,761,792    (8,480,993)  (2,910,173)
                              -------------  ------------  ------------  ------------  -----------
  Net decrease in net assets
   resulting from
   operations...............    (51,041,443)   (2,253,455)   (5,407,198)  (16,249,969)  (2,502,119)
  Distributions to
   shareholders:
   From net investment
    income..................            --       (584,430)          --            --       (23,719)
   From net realized gain on
    investments.............    (12,822,376)          --            --     (6,092,926)         --
  Decrease in net assets
   from fund share
   transactions (Note 4)....    (36,203,656)   (7,318,654)   (4,275,433)  (16,969,231)     (78,625)
                              -------------  ------------  ------------  ------------  -----------
  Net decrease in net
   assets...................   (100,067,475)  (10,156,539)   (9,682,631)  (39,312,126)  (2,604,463)
  NET ASSETS:
   Beginning of period......    302,066,914    22,172,212    31,995,327   111,659,963   12,257,587
                              -------------  ------------  ------------  ------------  -----------
   End of period (1)........  $ 201,999,439  $ 12,015,673  $ 22,312,696  $ 72,347,837  $ 9,653,124
                              =============  ============  ============  ============  ===========
  (1) Including
      undistributed
      (distributions in
      excess of) net
      investment income.....  $     326,480  $     43,619  $   (133,786) $    450,096  $    20,493
                              =============  ============  ============  ============  ===========
  Year Ended March 31, 2001
  Net investment income
   (loss)...................  $  (1,175,572) $    426,134  $   (386,114) $   (528,673) $   (20,838)
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............     35,231,625       468,713    (8,603,422)   13,664,416     (330,800)
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   year.....................   (218,802,260)   (7,947,023)  (24,256,315)  (76,157,781)  (6,539,991)
                              -------------  ------------  ------------  ------------  -----------
  Net decrease in net assets
   resulting from
   operations...............   (184,746,207)   (7,052,176)  (33,245,851)  (63,022,038)  (6,891,629)
  Distributions to
   shareholders:
   From net investment
    income..................     (2,174,943)          --     (2,112,879)     (321,395)         --
   In excess of net
    investment income.......     (1,048,135)          --       (245,276)          --           --
   From net realized gain on
    investments.............    (15,301,894)          --            --    (15,950,550)         --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....     31,565,436     5,513,010   (20,935,316)   (4,470,367)   1,945,892
                              -------------  ------------  ------------  ------------  -----------
  Net decrease in net
   assets...................   (171,705,743)   (1,539,166)  (56,539,322)  (83,764,350)  (4,945,737)
  NET ASSETS:
   Beginning of period......    473,772,657    23,711,378    88,534,649   195,424,313   17,203,324
                              -------------  ------------  ------------  ------------  -----------
   End of period (2)........  $ 302,066,914  $ 22,172,212  $ 31,995,327  $111,659,963  $12,257,587
                              =============  ============  ============  ============  ===========
 --------
  (2) Including
      undistributed
      (distributions in
      excess of) net
      investment income.....  $  (1,048,135) $    390,932  $   (245,276) $        --   $       --
                              =============  ============  ============  ============  ===========

 --------
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.

                           Net Asset    Net        Net Realized             Dividends    Dividends     Distributions
                            Value,   Investment   and Unrealized Total From  From Net   in Excess of      From Net
                           Beginning   Income     Gain (Loss) on Investment Investment Net Investment Realized Gain on
                           of Period   (Loss)      Investments   Operations   Income       Income       Investments
                           --------- ----------   -------------- ---------- ---------- -------------- ----------------
  INTERNATIONAL FUND -- (7/21/87*)
   Year Ended March 31,
   1997...................  $10.91     $ 0.09         $ 0.63       $ 0.72     $(0.10)         --           $(0.19)
   1998...................   11.34       0.04           2.11         2.15      (0.02)      $(0.04)          (0.31)
   1999...................   13.00       0.01          (0.42)       (0.41)     (0.03)       (0.04)            --
   2000...................   12.52      (0.03)          7.57         7.54        --           --            (0.04)
   2001...................   20.02      (0.05)         (7.49)       (7.54)     (0.09)       (0.04)          (0.60)
   Six Months Ended
    September 30, 2001
    (Unaudited)...........   11.75       0.04          (2.28)       (2.24)       --           --            (0.52)
  LATIN AMERICA FUND -- (12/31/92*)
   Year Ended March 31,
   1997...................  $ 7.37     $ 0.05         $ 2.09       $ 2.14     $(0.05)         --              --
   1998...................    9.46       0.10           1.22         1.32      (0.02)         --           $(0.16)
   1999...................   10.60       0.21          (5.29)       (5.08)     (0.18)         --              --
   2000...................    4.77       0.03           2.53         2.56      (0.13)         --              --
   2001...................    7.20       0.10          (1.98)       (1.88)       --           --              --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    5.32       0.07(5)       (0.94)       (0.87)     (0.15)         --              --
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1997...................  $ 9.78     $ 0.07         $(0.53)      $(0.46)    $(0.07)         --           $(0.16)
   1998...................    9.09       0.01          (2.52)       (2.51)     (0.01)      $(0.05)            --
   1999...................    6.52        -- (5)        0.29         0.29      (0.09)       (0.11)            --
   2000...................    6.61       0.02           5.26         5.28        --           --              --
   2001...................   11.89      (0.06)(5)      (4.88)(5)    (4.94)     (0.32)       (0.04)            --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    6.59       0.01          (1.25)       (1.24)       --           --              --
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1997...................  $ 9.19     $ 0.11         $ 2.01       $ 2.12     $(0.10)         --           $(0.27)
   1998...................   10.94      (0.01)          4.01         4.00        --           --            (0.81)
   1999...................   14.13        --           (1.26)       (1.26)       --           --            (0.48)
   2000...................   12.39      (0.03)          4.90         4.87        --           --            (1.30)
   2001...................   15.96      (0.05)         (5.12)       (5.17)     (0.03)         --            (1.32)
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    9.44       0.04          (1.64)       (1.60)       --           --            (0.56)
  EMERGING MARKETS FUND -- (01/02/98*)
   Period Ended March 31,
    1998                    $ 7.00        --             --           --         --           --              --
   Year Ended March 31,
   1999...................    7.00     $ 0.07         $(2.95)      $(2.88)    $(0.08)         --              --
   2000...................    4.04      (0.02)          3.35         3.33      (0.02)         --              --
   2001...................    7.35      (0.01)         (2.91)       (2.92)       --           --              --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    4.43       0.01          (0.91)       (0.90)     (0.01)         --              --

  * Commencement of operations
(1) Annualized
(2) Not Annualized
(3) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(4) The annualized ratio of net operating expenses to average net assets, excluding foreign investment taxes, is 1.65%.
(5) For comparative purposes per share amounts are based on average shares outstanding.
(6) Total returns do not reflect the 2% fee accrued on redemption of shares which was implemented effective June 1, 2000.

                       See Notes to Financial Statements

Distributions
  in Excess                                                      Ratio of Net    Ratio of Gross Ratio of Net
   of Net                                            Net Assets,  Operating        Operating     Investment
Realized Gain                Net Asset                 End of      Expenses         Expenses    Income (Loss)  Portfolio    Fee
     on            Total     Value, End   Total        Period     to Average       to Average    to Average    Turnover   Waivers
 Investments   Distributions of Period  Return(6)      (000's)    Net Assets     Net Assets(3)   Net Assets      Rate     (Note 2)
-------------  ------------- ---------- ---------    ----------- ------------    -------------- -------------  ---------  --------
      --          $(0.29)      $11.34      6.78 %     $126,815       1.43%            1.51%         0.70 %        116%     $0.01
   $(0.12)         (0.49)       13.00     19.42 %      204,889       1.44%            1.52%         0.32 %         37%      0.01
      --           (0.07)       12.52     (3.18)%      202,083       1.42%            1.52%         0.11 %         50%      0.01
      --           (0.04)       20.02     60.30 %      473,773       1.40%            1.51%        (0.36)%         25%      0.01
      --           (0.73)       11.75    (38.41)%      302,067       1.41%            1.53%        (0.29)%         55%      0.02
      --           (0.52)        8.99    (19.75)%(2)   201,999       1.44%(1)         1.58%(1)      1.01 %(1)      43%(1)   0.01
      --          $(0.05)      $ 9.46     29.09 %     $ 70,900       1.48%            1.56%         0.50 %         73%     $0.01
      --           (0.18)       10.60     14.05 %       88,696       1.50%            1.60%         0.88 %         77%      0.01
   $(0.57)         (0.75)        4.77    (47.19)%       14,183       1.55%            1.66%         1.63 %         29%      0.01
      --           (0.13)        7.20     54.52 %       23,711       1.64%            1.75%         0.42 %         69%      0.01
      --             --          5.32    (26.11)%       22,172       1.67%            1.92%         2.12 %         16%      0.02
      --           (0.15)        4.30    (17.00)%(2)    12,016       1.67%(1)         1.94%(1)      2.49 %(1)        --     0.01
      --          $(0.23)      $ 9.09     (4.80)%     $ 89,945       1.45%            1.52%         0.69 %        126%     $0.01
      --           (0.06)        6.52    (27.56)%       43,808       1.48%            1.57%         0.22 %         52%      0.01
      --           (0.20)        6.61      5.14 %       28,008       1.55%            1.64%         0.01 %         78%      0.01
      --             --         11.89     79.88 %       88,535       1.49%            1.58%        (0.48)%        105%       --
      --           (0.36)        6.59    (41.79)%       31,995       1.50%            1.68%        (0.63)%         75%      0.02
      --             --          5.35    (18.82)%(2)    22,313       1.50%(1)         1.82%(1)      0.74 %(1)      91%(1)   0.01
      --          $(0.37)      $10.94     23.76 %     $121,991       1.45%            1.52%         1.23 %         82%     $0.01
      --           (0.81)       14.13     38.02 %      207,636       1.43%            1.50%        (0.13)%         40%      0.01
      --           (0.48)       12.39     (8.84)%      157,836       1.43%            1.50%         0.04 %         46%      0.01
      --           (1.30)       15.96     42.77 %      195,424       1.43%            1.50%        (0.21)%         46%      0.01
      --           (1.35)        9.44    (34.77)%      111,660       1.45%            1.52%        (0.34)%         43%      0.01
      --           (0.56)        7.28    (17.85)%(2)    72,348       1.45%(1)         1.58%(1)      0.91 %(1)      21%(1)   0.01
      --             --        $ 7.00     (0.14)%(2)   $ 6,535       1.85%(1)(4)      2.74%(1)      2.33 %(1)        --      --
      --          $(0.08)        4.04    (41.21)%        5,411       1.65%            2.48%         1.93 %         73%     $0.03
      --           (0.02)        7.35     82.77 %       17,203       1.65%            2.03%        (0.60)%         57%      0.01
      --             --          4.43    (39.73)%       12,258       1.65%            2.09%        (0.16)%         30%      0.02
      --           (0.01)        3.52    (20.40)%(2)     9,653       1.65%(1)         2.12%(1)      0.72 %(1)      28%(1)   0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
International Fund




                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- 96.95%
             AUSTRALIA -- 3.01%
   5,557,700 ERG Ltd. ............................................  $  1,590,780
     768,200 Woolworths Ltd.......................................     4,492,414
                                                                    ------------
                                                                       6,083,194
                                                                    ------------
             AUSTRIA -- 0.52%
      25,900 +EMTS Technologie AG.................................     1,041,448
                                                                    ------------
             BRAZIL -- 0.51%
      52,100 Petrobras S.A. ADR...................................     1,028,975
                                                                    ------------
             CANADA -- 1.12%
     307,250 Bombardier, Inc., Class B............................     2,256,188
          96 Nortel Networks Corp.................................           538
                                                                    ------------
                                                                       2,256,726
                                                                    ------------
             CHILE -- 0.82%
      40,280 Vina Concha Y Toro S.A. ADR..........................     1,647,452
                                                                    ------------
             CHINA -- 2.39%
   4,528,600 +China Southern Airlines Co., Ltd., Class H..........       929,003
     100,300 Huaneng Power International, Inc. ADR................     2,309,909
   5,284,000 Yanzhou Coal Mining Co., Ltd., Class H...............     1,592,076
                                                                    ------------
                                                                       4,830,988
                                                                    ------------
             FINLAND -- 3.67%
     192,600 Hartwall Oyj Abp.....................................     3,420,316
     228,200 Nokia Oyj............................................     3,730,400
      95,700 Sonera Oyj...........................................       259,719
                                                                    ------------
                                                                       7,410,435
                                                                    ------------
             FRANCE -- 15.75%
     257,500 Alstom...............................................     3,934,998
      58,300 Aventis S.A..........................................     4,422,714
     230,648 Axa..................................................     4,551,808
      85,516 Carrefour S.A. ......................................     4,119,821
     405,300 +Gemplus International S.A...........................       904,311
      65,450 L'OREAL S.A..........................................     4,512,122
      52,902 TotalFinaElf S.A. ...................................     7,106,233
      49,000 Vivendi Universal S.A................................     2,269,146
                                                                    ------------
                                                                      31,821,153
                                                                    ------------
             GERMANY -- 6.30%
      59,630 Adidas-Salomon AG....................................     3,057,374
      24,115 Allianz AG...........................................     5,468,421

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- (continued)
             GERMANY -- (continued)
      76,100 Bayerische Hypo-und Vereinsbank AG...................  $  2,176,154
      19,042 SAP AG...............................................     2,016,822
                                                                    ------------
                                                                      12,718,771
                                                                    ------------
             HONG KONG -- 1.15%
   1,623,000 Li & Fung Ltd........................................     1,539,868
   1,442,000 Shangri-La Asia Ltd. ................................       776,511
                                                                    ------------
                                                                       2,316,379
                                                                    ------------
             INDIA -- 2.16%
      79,200 Dr. Reddy's Laboratories Ltd.........................     2,954,979
     113,800 Housing Development Finance Corp., Ltd...............     1,409,155
                                                                    ------------
                                                                       4,364,134
                                                                    ------------
             ITALY -- 3.57%
     465,900 ENI S.p.A. ..........................................     5,783,143
     316,300 Saipem S.p.A.........................................     1,425,869
                                                                    ------------
                                                                       7,209,012
                                                                    ------------
             JAPAN -- 17.66%
      69,700 Benesse Corp.........................................     2,135,524
     186,500 Daiichi Pharmaceutical Co., Ltd......................     3,913,792
      37,800 Don Quijote Co., Ltd.................................     1,900,630
     441,000 Fuji Heavy Industries Ltd............................     2,028,607
     250,000 Kao Corp. ...........................................     6,159,238
      52,900 Nintendo Co., Ltd. ..................................     7,597,742
     275,000 Nomura Holdings, Inc.................................     3,594,183
         470 NTT Corp.............................................     2,193,570
         164 NTT DoCoMo, Inc......................................     2,216,402
     209,200 Shionogi & Co., Ltd..................................     3,933,585
                                                                    ------------
                                                                      35,673,273
                                                                    ------------
             NETHERLANDS -- 2.89%
      84,068 Nutreco Holding N.V. ................................     3,181,098
     119,971 Wolters Kluwer N.V. .................................     2,659,330
                                                                    ------------
                                                                       5,840,428
                                                                    ------------
             PORTUGAL -- 3.03%
   1,596,972 +Banco Comercial Portugues S.A.......................     6,122,866
                                                                    ------------
             RUSSIA -- 0.84%
      45,070 Lukoil Co. ADR.......................................     1,691,008
                                                                    ------------
             SINGAPORE -- 2.31%
   2,032,000 Sembcorp Logistics Ltd...............................     2,070,652
     479,200 United Overseas Bank Ltd.............................     2,604,348
                                                                    ------------
                                                                       4,675,000
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
International Fund -- (continued)




                                                                    Value
  Shares                                                          (Note 1)
 ---------                                                       -----------
 COMMON STOCKS -- (continued)
           SOUTH KOREA -- 1.98%
   112,260 Korea Zinc Co., Ltd.................................  $ 1,071,592
    16,190 Samsung Electronics.................................    1,730,890
    44,000 Samsung Fire & Marine Insurance Co., Ltd............    1,206,262
                                                                 -----------
                                                                   4,008,744
                                                                 -----------
           SPAIN -- 2.18%
   188,825 Banco Bilbao Vizcaya Argentaria S.A.................    1,943,181
   221,710 +Telefonica S.A.....................................    2,451,203
                                                                 -----------
                                                                   4,394,384
                                                                 -----------
           SWEDEN -- 0.64%
   359,910 Telefonaktiebolaget LM Ericsson AB, Class B.........    1,302,274
                                                                 -----------
           SWITZERLAND -- 7.25%
       390 Lindt & Spruengli AG................................    2,135,169
   108,780 Novartis AG (Registered)............................    4,259,681
    66,200 Roche Holding AG....................................    4,750,510
    17,130 Zurich Financial Services AG........................    3,502,298
                                                                 -----------
                                                                  14,647,658
                                                                 -----------
           TAIWAN -- 0.65%
 1,716,000 Fubon Insurance Co..................................    1,322,678
                                                                 -----------
           THAILAND -- 0.97%
   271,400 BEC World Public Co., Ltd. (Foreign)................    1,378,966
   425,900 Dhipaya Insurance Public Co., Ltd. (Foreign)........      588,868
                                                                 -----------
                                                                   1,967,834
                                                                 -----------
           UNITED KINGDOM -- 15.58%
 1,117,380 BAE Systems plc.....................................    5,435,726
   265,326 GlaxoSmithKline plc.................................    7,487,033
 2,684,116 Invensys plc........................................    1,380,696
   111,780 Pearson plc.........................................    1,197,624
 1,466,500 Serco Group plc.....................................    6,304,297
   626,752 Shell Transport & Trading Co. plc...................    4,697,801
 2,252,891 Vodafone Group plc..................................    4,966,611
                                                                 -----------
                                                                  31,469,788
                                                                 -----------
           TOTAL COMMON STOCKS
            (Cost $276,776,512)................................  195,844,602
                                                                 -----------

   No. of                                                          Value
   Rights                                                        (Note 1)
 ----------                                                    -------------
 RIGHTS -- 0.00%
             BRAZIL -- 0.00%
     25,200 ++Cia Vale do Rio Doce
             (Cost $0)......................................             --
                                                               -------------
 Principal
   Amount
 ----------
 REPURCHASE AGREEMENT -- 3.18%
             UNITED STATES -- 3.18%
 $6,414,000 #JP Morgan Chase Securities,
            Inc., Repurchase Agreement,
            2.85%, dated 09/28/01, due
            10/01/01, to be repurchased
            at $6,415,523 (Cost $6,414,000).................   $   6,414,000
                                                               -------------

TOTAL INVESTMENTS
 (Cost
 $283,190,512*)....  100.13% $202,258,602
OTHER ASSETS &
 LIABILITIES (NET).   (0.13)     (259,163)
                     ------  ------------
NET ASSETS.........  100.00% $201,999,439
                     ======  ============

--------
*-- Aggregate cost for Federal tax
  and book purposes.
+-- Non-income producing
++-- Security fair valued using
     methods determined in good
     faith by the Valuation
     Committee of the Board of
     Directors.
#-- The repurchase agreement is
     fully collateralized by U.S.
     government and/or agency
     obligations based on market
     prices at the date of this
     portfolio of investments.
ADR-- American Depositary Receipt
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
International Fund--(continued)

  At September 30, 2001, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of
                                                            Net       Market
  Sector Diversification                                   Assets     Value
  ----------------------                                   ------  ------------
  Financials..............................................  17.07% $ 34,490,222
  Health Care.............................................  15.70    31,722,294
  Consumer Cyclical.......................................  12.56    25,366,825
  Energy..................................................  11.55    23,325,105
  Consumer Staples........................................  10.42    21,055,395
  Capital Goods...........................................   9.20    18,585,772
  Telecommunications......................................   5.86    11,827,786
  Consumer Discretionary..................................   5.20    10,512,865
  Repurchase Agreement....................................   3.18     6,414,000
  Telecommunication Services..............................   3.14     6,334,379
  Technology..............................................   2.64     5,338,492
  Transportation..........................................   1.49     2,999,655
  Utilities...............................................   1.14     2,309,909
  Materials...............................................   0.53     1,071,592
  Information Technology..................................   0.45       904,311
                                                           ------  ------------
  Total Investments....................................... 100.13% $202,258,602
  Other Assets and Liabilities (Net)......................  (0.13)     (259,163)
                                                           ------  ------------
  Net Assets.............................................. 100.00% $201,999,439
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Latin America Fund




                                                                        Value
   Shares                                                             (Note 1)
 -----------                                                         -----------

 COMMON STOCKS -- 78.14%
             ARGENTINA -- 2.10%
      24,728 Perez Companc S.A. ADR................................  $   251,731
                                                                     -----------
             BRAZIL -- 15.39%
  18,586,500 Cia Siderurgica Nacional S.A..........................      188,057
      21,342 Cia Vale do Rio Doce..................................      403,584
 339,415,900 Tele Celular Sul Participacoes S.A....................      305,036
      68,200 Tele Centro Oeste Celular Participacoes S.A. ADR......      337,590
       2,510 Tele Norte Leste Participacoes S.A. (Telemar).........           21
      10,210 Telemig Celular Participacoes S.A. ADR................      231,767
      40,600 Ultrapar Participacoes S.A. ADR.......................      215,180
      11,580 Unibanco -- Uniao de Bancos Brasileiros S.A. GDR......      167,910
                                                                     -----------
                                                                       1,849,145
                                                                     -----------
             CHILE -- 7.52%
      28,829 +Cia de Telecomunicaciones de Chile S.A. ADR..........      283,966
      15,146 Vina Concha Y Toro S.A. ADR...........................      619,471
                                                                     -----------
                                                                         903,437
                                                                     -----------
             MEXICO -- 46.82%
      51,760 America Movil S.A. de C.V., Series L, ADR.............      767,601
      17,755 Cemex S.A. de C.V., CPO ADR...........................      364,688
      18,798 Fomento Economico Mexicano S.A. de C.V. ADR...........      535,179
     271,000 Grupo Continental S.A.................................      327,604
     562,575 Grupo Elektra S.A. de C.V. CPO........................      265,527
      35,900 Grupo Imsa S.A. de C.V. ADR...........................      247,710
     310,800 +Grupo Televisa S.A. CPO..............................      444,654
     118,900 +Organizacion Soriana S.A. de C.V., Series B..........      206,353
      57,210 Telefonos de Mexico S.A. de C.V., Class L, ADR........    1,847,311
     296,300 Wal-Mart de Mexico S.A. de C.V., Series V.............      619,511
                                                                     -----------
                                                                       5,626,138
                                                                     -----------
             PERU -- 2.80%
      40,558 Credicorp Ltd.........................................      336,631
                                                                     -----------
             UNITED STATES -- 0.11%
      89,400 +StarMedia Network, Inc...............................       13,410
                                                                     -----------

                                                                        Value
   Shares                                                             (Note 1)
 -----------                                                         -----------

 COMMON STOCKS -- (continued)
             VENEZUELA -- 3.40%
      17,700 Compania Anonima Nacional Telefonos de Venezuela ADR.   $   407,985
                                                                     -----------
             TOTAL COMMON STOCKS (Cost $13,068,515)...............     9,388,477
                                                                     -----------
 PREFERRED STOCKS -- 20.37%
             BRAZIL -- 20.37%
  54,983,000 Banco Bradesco S.A...................................       218,450
   3,845,400 Banco Itau S.A.......................................       244,792
  46,481,500 Brasil Telecom Participacoes S.A.....................       255,862
  15,956,000 Centrais Eletricas Brasileiras S.A...................       175,662
   7,663,000 Eletropaulo Metropolitana de Sao Paulo S.A...........       167,866
  42,706,400 Gerdau S.A...........................................       217,490
      40,600 Petrobras S.A........................................       779,921
  28,851,232 Tele Celular Sul Participacoes S.A...................        30,034
  39,453,990 Tele Norte Leste Participacoes S.A. (Telemar)........       357,679
                                                                     -----------
             TOTAL PREFERRED STOCKS (Cost $4,057,743).............     2,447,756
                                                                     -----------
   No. of
   Rights
 -----------
 RIGHTS -- 0.00%
             BRAZIL -- 0.00%
      45,600 ++Cia Vale do Rio Doce (Cost $0).....................           --
                                                                     -----------

TOTAL INVESTMENTS (Cost $17,126,258*)......................  98.51% $11,836,233
OTHER ASSETS & LIABILITIES (NET)...........................   1.49      179,440
                                                            ------  -----------
NET ASSETS................................................. 100.00% $12,015,673
                                                            ======  ===========

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing
++ -- Security fair valued using methods determined in good faith by the
     Valuation Committee of the Board of Directors.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Latin America Fund -- (continued)
  At September 30, 2001, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Telecommunications.......................................  40.15% $ 4,824,852
  Consumer Staples.........................................  12.34    1,482,254
  Financials...............................................  10.15    1,219,514
  Consumer Discretionary...................................   9.08    1,091,391
  Materials................................................   8.53    1,024,311
  Energy...................................................   6.49      779,921
  Consumer Cyclical........................................   3.70      444,654
  Industrials..............................................   3.04      364,688
  Utilities................................................   2.86      343,528
  Capital Goods............................................   2.06      247,710
  Information Technology...................................   0.11       13,410
                                                            ------  -----------
  Total Investments........................................  98.51% $11,836,233
  Other Assets and Liabilities (Net).......................   1.49      179,440
                                                            ------  -----------
  Net Assets............................................... 100.00% $12,015,673
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Pacific/Asia Fund




                                                                        Value
  Shares                                                              (Note 1)
 ---------                                                           -----------

 COMMON STOCKS -- 95.46%
           AUSTRALIA -- 4.44%
   808,547 ERG Ltd.................................................  $   231,430
   129,700 Woolworths Ltd. ........................................      758,482
                                                                     -----------
                                                                         989,912
                                                                     -----------
           CHINA -- 15.90%
 3,006,100 Brilliance China Automotive Holdings Ltd................      435,527
   854,000 +Chaoda Modern Agriculture Holdings Ltd. ...............      224,463
    13,400 +China Mobile (Hong Kong) Ltd. ADR......................      503,970
 3,078,200 +China Southern Airlines Co., Ltd., Class H.............      631,466
    21,800 +CNOOC Ltd. ADR.........................................      436,000
    24,530 Huaneng Power International, Inc. ADR ..................      564,926
 1,704,000 +People's Food Holdings Ltd. ...........................      752,446
                                                                     -----------
                                                                       3,548,798
                                                                     -----------
           HONG KONG -- 9.12%
 1,805,200 Cafe de Coral Holdings Ltd..............................    1,058,887
   373,200 Li & Fung Ltd...........................................      354,084
 1,154,400 Shangri-La Asia Ltd.....................................      621,640
                                                                     -----------
                                                                       2,034,611
                                                                     -----------
           INDIA -- 8.33%
    17,800 Dr. Reddy's Laboratories Ltd. ..........................      664,124
    77,900 +Hero Honda Motors Ltd. ................................      303,216
   113,200 Hindustan Lever Ltd. ...................................      492,071
    30,600 Housing Development Finance Corp., Ltd..................      399,686
                                                                     -----------
                                                                       1,859,097
                                                                     -----------
           JAPAN -- 34.43%
    17,900 Benesse Corp............................................      548,434
    20,900 Daiichi Pharmaceutical Co., Ltd.........................      438,596
     7,200 Don Quijote Co., Ltd....................................      362,025
   112,000 Fuji Heavy Industries Ltd...............................      515,202
    16,000 Hokuto Corp.............................................      658,105
    41,000 Kao Corp. ..............................................    1,010,115
    10,100 Nintendo Co., Ltd. .....................................    1,450,609
    29,000 Nomura Holdings, Inc. ..................................      379,023
        60 NTT Corp. ..............................................      280,030
        29 NTT DoCoMo, Inc.........................................      391,925
    29,000 Shionogi & Co., Ltd.....................................      545,287
    78,000 Takuma Co., Ltd.........................................      598,439
       334 Yoshinoya D&C Co., Ltd..................................      504,659
                                                                     -----------
                                                                       7,682,449
                                                                     -----------

                                                                        Value
  Shares                                                              (Note 1)
 ---------                                                           -----------

 COMMON STOCKS -- (continued)
           SINGAPORE -- 4.57%
  419,000  Sembcorp Logistics Ltd. ................................  $   426,970
  109,000  United Overseas Bank Ltd................................      592,391
                                                                     -----------
                                                                       1,019,361
                                                                     -----------
           SOUTH KOREA -- 7.44%
   42,300  Korea Zinc Co., Ltd.....................................      403,780
    2,947  Samsung Electronics.....................................      315,067
   15,000  Samsung Fire & Marine Insurance Co., Ltd................      411,226
   70,300  +Shinhan Financial Group Co., Ltd. .....................      530,404
                                                                     -----------
                                                                       1,660,477
                                                                     -----------
           TAIWAN -- 4.49%
  839,000  Fubon Insurance Co......................................      646,694
  112,200  Hon Hai Precision Industry Co., Ltd. ...................      354,384
                                                                     -----------
                                                                       1,001,078
                                                                     -----------
           THAILAND -- 4.90%
   64,100  BEC World Public Co., Ltd. (Foreign)....................      325,688
  375,000  Electricity Generating Public Co., Ltd. (Foreign).......      320,369
  301,100  Thai Union Frozen Products Public Co., Ltd. (Foreign)...      446,776
                                                                     -----------
                                                                       1,092,833
                                                                     -----------
           UNITED STATES -- 1.84%
   15,200  Aflac, Inc..............................................      410,400
                                                                     -----------
           TOTAL COMMON STOCKS
            (Cost $27,289,475).....................................   21,299,016
                                                                     -----------
 Principal
  Amount
 ---------
 CONVERTIBLE BOND -- 0.94%
           AUSTRALIA -- 0.94%
  $50,200  +ERG Ltd. (Cost $230,814)...............................      210,576
                                                                     -----------

TOTAL INVESTMENTS (Cost $27,520,289*)......................  96.40% $21,509,592
OTHER ASSETS & LIABILITIES (NET)...........................   3.60      803,104
                                                            ------  -----------
NET ASSETS................................................. 100.00% $22,312,696
                                                            ======  ===========

--------
* -- Aggregate cost for Federal tax and book purposes.
+ -- Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Pacific/Asia Fund -- (continued)

 At September 30, 2001, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  17.37% $ 3,874,628
  Financials...............................................  15.10    3,369,824
  Consumer Discretionary...................................  12.03    2,684,053
  Consumer Staples.........................................   9.90    2,209,337
  Health Care..............................................   7.39    1,648,007
  Industrials..............................................   6.64    1,481,007
  Telecommunications.......................................   5.27    1,175,925
  Capital Goods............................................   5.25    1,171,843
  Technology...............................................   4.98    1,111,457
  Transportation...........................................   4.74    1,058,436
  Utilities................................................   3.97      885,295
  Energy...................................................   1.95      436,000
  Materials................................................   1.81      403,780
                                                            ------  -----------
  Total Investments........................................  96.40% $21,509,592
  Other Assets and Liabilities (Net).......................   3.60      803,104
                                                            ------  -----------
  Net Assets............................................... 100.00% $22,312,696
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Pan European Fund




                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- 98.95%
             AUSTRIA -- 0.58%
      10,500 +EMTS Technologie AG.................................  $    422,208
                                                                    ------------
             CROATIA -- 1.25%
     103,850 @Pliva d.d. GDR......................................       903,495
                                                                    ------------
             DENMARK -- 0.82%
      19,900 Vestas Wind Systems A.S..............................       592,247
                                                                    ------------
             FINLAND -- 2.88%
      85,980 Hartwall Oyj Abp.....................................     1,526,889
      30,440 Nokia Oyj............................................       497,605
      22,600 Sonera Oyj...........................................        61,334
                                                                    ------------
                                                                       2,085,828
                                                                    ------------
             FRANCE -- 24.51%
     110,340 Alstom...............................................     1,686,166
      41,380 Aventis S.A..........................................     3,139,141
     111,428 Axa..................................................     2,199,017
      49,756 Carrefour S.A........................................     2,397,047
     101,100 +Gemplus International S.A...........................       225,576
      44,900 L'OREAL S.A..........................................     3,095,406
      23,267 TotalFinaElf S.A. ...................................     3,125,415
      40,270 Vivendi Universal S.A. ..............................     1,864,867
                                                                    ------------
                                                                      17,732,635
                                                                    ------------
             GERMANY -- 9.57%
      42,570 Adidas-Salomon AG....................................     2,182,666
      10,060 Allianz AG...........................................     2,281,249
      41,960 Bayerische Hypo-und Vereinsbank AG...................     1,199,887
      11,860 SAP AG...............................................     1,256,145
                                                                    ------------
                                                                       6,919,947
                                                                    ------------
             IRELAND -- 4.41%
     182,346 Irish Continental Group plc..........................       813,706
     241,300 Irish Life & Permanent plc...........................     2,373,321
                                                                    ------------
                                                                       3,187,027
                                                                    ------------
             ITALY -- 8.29%
     235,840 ENI S.p.A............................................     2,927,444
     358,700 Saipem S.p.A. .......................................     1,617,007
     138,550 San Paolo-IMI S.p.A. ................................     1,453,565
                                                                    ------------
                                                                       5,998,016
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- (continued)
             NETHERLANDS -- 4.71%
      28,809 Nutreco Holding N.V. ................................  $  1,090,121
     104,662 Wolters Kluwer N.V. .................................     2,319,984
                                                                    ------------
                                                                       3,410,105
                                                                    ------------
             PORTUGAL -- 3.14%
     592,840 +Banco Comercial Portugues S.A. .....................     2,272,976
                                                                    ------------
             RUSSIA -- 1.74%
     112,260 Surgutneftegaz ADR...................................     1,256,189
                                                                    ------------
             SPAIN -- 7.24%
     198,628 +Azkoyen S.A. .......................................     1,537,569
     171,450 Banco Bilbao Vizcaya Argentaria S.A..................     1,764,376
     174,810 +Telefonica S.A. ....................................     1,932,682
                                                                    ------------
                                                                       5,234,627
                                                                    ------------
             SWEDEN -- 2.22%
      45,350 Nobel Biocare AB.....................................     1,239,187
     101,750 Telefonaktiebolaget LM Ericsson AB, Class B..........       368,165
                                                                    ------------
                                                                       1,607,352
                                                                    ------------
             SWITZERLAND -- 5.84%
      73,100 +Logitech International S.A. ........................     1,686,749
      19,870 Roche Holding AG.....................................     1,425,871
       5,450 Zurich Financial Services AG.........................     1,114,275
                                                                    ------------
                                                                       4,226,895
                                                                    ------------
             TURKEY -- 0.20%
 284,187,200 +Dogan Yayin Holding A.S. ...........................       146,689
                                                                    ------------
             UNITED KINGDOM -- 21.55%
     576,364 BAE Systems plc......................................     2,803,842
     404,760 Capita Group plc.....................................     2,195,092
     109,284 GlaxoSmithKline plc..................................     3,083,802
     755,483 Invensys plc.........................................       388,617
     507,380 Serco Group plc......................................     2,181,162
     349,005 Shell Transport &
              Trading Co. plc.....................................     2,615,957
   1,052,418 Vodafone Group plc...................................     2,320,108
                                                                    ------------
                                                                      15,588,580
                                                                    ------------
             TOTAL COMMON STOCKS (Cost $95,558,009)...............    71,584,816
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Pan European Fund -- (continued)



 Principal                                                             Value
  Amount                                                             (Note 1)
 ---------                                                          -----------

 REPURCHASE AGREEMENT -- 1.24%
           UNITED STATES -- 1.24%
 $899,000  #JP Morgan Chase Securities, Inc., Repurchase
           Agreement, 2.85%, dated 09/28/01, due 10/01/01, to be
           repurchased at $899,214 (Cost $899,000)................  $   899,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $96,457,009*)........................100.19%.$72,483,816
OTHER ASSETS & LIABILITIES (NET)...........  (0.19)    (135,979)
                                            ------  -----------
NET ASSETS................................. 100.00% $72,347,837
                                            ======  ===========

--------
*  -- Aggregate cost for Federal tax and book purposes.
+  -- Non-income producing
@ -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001 this security amounted to $903,495 or 1.25% of net assets.
# -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Pan European Fund -- (continued)
  At September 30, 2001, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Financials...............................................  20.26% $14,658,666
  Energy...................................................  15.95   11,542,012
  Capital Goods............................................  15.11   10,931,270
  Health Care..............................................  13.54    9,791,496
  Consumer Cyclical........................................   8.81    6,375,384
  Consumer Staples.........................................   7.90    5,712,416
  Telecommunications.......................................   6.46    4,674,998
  Consumer Discretionary...................................   3.31    2,397,047
  Information Technology...................................   2.64    1,912,325
  Technology...............................................   2.56    1,848,392
  Telecommunication Services...............................   1.28      927,104
  Repurchase Agreement.....................................   1.24      899,000
  Transportation...........................................   1.13      813,706
                                                            ------  -----------
  Total Investments........................................ 100.19% $72,483,816
  Other Assets and Liabilities (Net).......................  (0.19)    (135,979)
                                                            ------  -----------
  Net Assets............................................... 100.00% $72,347,837
                                                            ======  ===========


                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Emerging Markets Fund




                                                                     Value (Note
  Shares                                                                 1)
 ---------                                                           -----------

 COMMON STOCKS -- 75.33%
           BRAZIL -- 4.06%
    45,641 +Globo Cabo S.A. ADR....................................  $  113,646
    29,100 Tele Centro Oeste Celular Participacoes S.A. ADR........     144,045
     5,900 Telemig Celular Participacoes S.A. ADR..................     133,930
                                                                     ----------
                                                                        391,621
                                                                     ----------
           CHILE -- 4.81%
    19,510 +Cia de Telecomunicaciones de Chile S.A. ADR............     192,174
     6,646 Vina Concha Y Toro S.A. ADR.............................     271,821
                                                                     ----------
                                                                        463,995
                                                                     ----------
           CHINA -- 6.99%
 1,174,000 Brilliance China Automotive Holdings Ltd................     170,090
     7,900 +China Mobile (Hong Kong) Ltd. ADR......................     126,795
   786,000 +China Southern Airlines Co., Ltd., Class H.............     161,241
        27 Dazhong Transportation (Group) Co., Ltd., Class B.......          22
     9,430 Huaneng Power International, Inc. ADR...................     217,173
                                                                     ----------
                                                                        675,321
                                                                     ----------
           EGYPT -- 0.48%
    25,000 +,@Orascom Telecommunications GDR.......................      46,250
                                                                     ----------
           GREECE -- 2.19%
     4,200 +Alpha Bank A.E.........................................      73,898
     8,470 Hellenic Telecommunications Organization S.A. ..........     137,148
                                                                     ----------
                                                                        211,046
                                                                     ----------
           HONG KONG -- 1.96%
   144,700 Asia Satellite Telecommunications Holdings Ltd..........     189,235
                                                                     ----------
           INDIA -- 4.57%
     5,000 +HDFC Bank Ltd. ADR.....................................      69,000
    23,620 ICICI Ltd. ADR..........................................     116,919
    32,200 +India Fund, Inc. ......................................     255,346
                                                                     ----------
                                                                        441,265
                                                                     ----------

                                                                     Value (Note
  Shares                                                                 1)
 ---------                                                           -----------

 COMMON STOCKS -- (continued)
           INDONESIA -- 1.99%
   34,300  PT Telekomunikasi Indonesia ADR.........................  $  191,737
                                                                     ----------
           ISRAEL -- 0.04%
    9,000  +Tioga Technologies Ltd.................................       3,690
                                                                     ----------
           MEXICO -- 9.35%
   10,100  America Movil S.A. de C.V., Series L, ADR...............     149,783
    6,950  +Grupo Televisa S.A. ADR................................     199,465
    8,000  Telefonos de Mexico S.A. de C.V., Class L, ADR..........     258,320
  141,300  Wal-Mart de Mexico S.A. de C.V., Series V...............     295,433
                                                                     ----------
                                                                        903,001
                                                                     ----------
           RUSSIA -- 8.06%
    7,200  Lukoil Co. ADR..........................................     270,141
   32,820  RAO Unified Energy Systems ADR..........................     289,801
   70,930  Rostelecom ADR..........................................     217,755
                                                                     ----------
                                                                        777,697
                                                                     ----------
           SOUTH AFRICA -- 3.31%
      816  Edgars Consolidated Stores Ltd. ........................       2,546
       10  +Metro Cash & Carry Ltd. ...............................           2
   21,650  Nedcor Ltd..............................................     317,258
                                                                     ----------
                                                                        319,806
                                                                     ----------
           SOUTH KOREA -- 12.34%
   11,738  Korea Telecom Corp. ADR.................................     214,688
   20,900  LG Cable Ltd. ..........................................     223,444
    2,500  Samsung Electronics.....................................     267,278
   36,100  +Shinhan Financial Group Co., Ltd. .....................     272,370
   11,585  SK Telecom Co., Ltd. ADR................................     213,627
                                                                     ----------
                                                                      1,191,407
                                                                     ----------
           TAIWAN -- 9.20%
   61,152  Hon Hai Precision Industry Co., Ltd. ...................     193,149
  107,562  President Chain Store Corp. ............................     204,153
   79,365  Ritek Corp. ............................................      63,704
   94,770  Sunplus Technology Co., Ltd. ...........................     179,874
   84,500  Synnex Technology International Corp. ..................      77,864
  125,440  +Taiwan Semiconductor Manufacturing Co., Ltd. ..........     169,749
                                                                     ----------
                                                                        888,493
                                                                     ----------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Emerging Markets Fund -- (continued)





                                                                     Value (Note
   Shares                                                                1)
 ----------                                                          -----------

 COMMON STOCKS -- (continued)
            THAILAND -- 1.84%
     34,900 BEC World Public Co., Ltd. (Foreign)..................   $  177,325
                                                                     ----------
            TURKEY -- 0.97%
    359,296 @Akbank T.A.S. ADR....................................       93,417
                                                                     ----------
            UNITED KINGDOM -- 3.08%
    179,000 Old Mutual plc........................................      297,081
                                                                     ----------
            UNITED STATES -- 0.09%
     61,820 +StarMedia Network, Inc...............................        9,273
                                                                     ----------
            TOTAL COMMON STOCKS
            (Cost $11,478,155)....................................    7,271,660
                                                                     ----------
 PREFERRED STOCKS -- 5.42%
            BRAZIL -- 5.42%
 44,226,900 Banco Bradesco S.A. ..................................      175,715
  3,017,450 Banco Itau S.A. ......................................      192,086
      8,100 Petrobras S.A. .......................................      155,600
                                                                     ----------
            TOTAL PREFERRED STOCKS
            (Cost $690,752).......................................      523,401
                                                                     ----------

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 REPURCHASE AGREEMENT -- 17.79%
            UNITED STATES -- 17.79%
 $1,717,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 2.85%, dated 09/28/01, due 10/01/01, to be
            repurchased at $1,717,408
            (Cost $1,717,000)....................................    $1,717,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $13,885,907*).........................................  98.54% $9,512,061
OTHER ASSETS & LIABILITIES (NET)............................   1.46     141,063
                                                             ------  ----------
NET ASSETS.................................................. 100.00% $9,653,124
                                                             ======  ==========

--------

* -- Aggregate cost for Federal tax and book purposes.
+ -- Non-income producing
@-- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001 these securities amounted to $139,667 or 1.45% of net assets.
# -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Emerging Markets Fund -- (continued)

 At September 30, 2001, sector diversification of the Fund's investment portfolio was as follows:

                                                              % of
                                                              Net      Market
  Sector Diversification                                     Assets    Value
  ----------------------                                     ------  ----------
  Telecommunications........................................  20.51% $1,980,002
  Repurchase Agreement......................................  17.79   1,717,000
  Financials................................................  16.66   1,607,744
  Technology................................................  10.39   1,002,975
  Utilities.................................................   5.25     506,974
  Consumer Discretionary....................................   5.20     502,132
  Consumer Cyclical.........................................   5.01     483,201
  Energy....................................................   4.41     425,741
  Capital Goods.............................................   4.15     400,771
  Consumer Staples..........................................   2.82     271,821
  Mutual Fund...............................................   2.64     255,346
  Transportation............................................   1.67     161,263
  Information Technology....................................   1.56     150,841
  Telecommunication Services................................   0.48      46,250
                                                             ------  ----------
  Total Investments.........................................  98.54% $9,512,061
  Other Assets and Liabilities (Net)........................   1.46     141,063
                                                             ------  ----------
  Net Assets................................................ 100.00% $9,653,124
                                                             ======  ==========



                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in nineteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund and Emerging Markets Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements. The financial statements for the remaining portfolios of Excelsior Fund and for Excelsior Tax-Exempt Funds, Inc., are presented separately.

  (a) Portfolio valuation:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities.

    Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (c) Repurchase Agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal Taxes:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    Net realized and unrealized gains of the Portfolios derived in some countries are subject to certain non-U.S. taxes.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                      Expiration Date March 31,
                                  ----------------------------------
                                     2007        2008        2009       Total
                                  ----------- ----------- ---------- -----------
   International Fund............         --          --         --          --
   Latin America Fund............ $13,788,000 $16,461,000        --  $30,249,000
   Pacific/Asia Fund.............  10,077,000         --  $4,613,000  14,690,000
   Pan European Fund.............         --          --         --          --
   Emerging Markets Fund.........     303,000   1,975,000    612,000   2,890,000

    To the extent that such carryforwards are utilized, no capital gains distributions will be made.

    Post-October losses are deemed to arise on the first business day of a Portfolio's next taxable year. International Fund, Latin America Fund and Pacific/Asia Fund incurred, and expect to defer, net currency losses of approximately $33,000, $7,000 and $60,000, respectively, for the year ended March 31, 2001. In addition, Pacific/Asia Fund incurred, and expects to defer, net capital losses of approximately $5,309,000 for the year ended March 31, 2001.

    At September 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                       Tax Basis     Tax Basis    Net Unrealized
                                       Unrealized    Unrealized    Appreciation
                                      Appreciation (Depreciation) (Depreciation)
                                      ------------ -------------- --------------
   International Fund................  $5,394,304   $(86,326,214)  $(80,931,910)
   Latin America Fund................     405,516     (5,695,541)    (5,290,025)
   Pacific/Asia Fund.................   1,218,750     (7,229,447)    (6,010,697)
   Pan European Fund.................   4,008,204    (27,981,397)   (23,973,193)
   Emerging Markets Fund.............     368,217     (4,742,063)    (4,373,846)

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions:

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1% of the average daily net assets of each of the International Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund and 1.25% of the average daily net assets of the Emerging Markets Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Portfolio. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as Excelsior Fund's administrators pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. Effective June 4, 2001, and until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

   International Fund.................................................. $156,482
   Latin America Fund..................................................   10,855
   Pacific/Asia Fund...................................................   17,179
   Pan European Fund...................................................   56,546
   Emerging Markets Fund...............................................    7,157

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002, to the extent necessary to keep total operating expenses from exceeding 1.50% of each of International Fund's, Pacific/Asia Fund's and Pan European Fund's average daily net assets and 1.70% of each of Latin America Fund's and Emerging Markets Fund's average daily net assets.

  For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees totaling $11,475, $27,878 and $17,822 for the Latin America Fund, Pacific/Asia Fund and Emerging Markets Fund, respectively, pursuant to the above limitations. No reimbursement of investment advisory fees was required for the International Fund or the Pan European Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $291,379 for the six months ended September 30, 2001. U.S Trust has voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative servicing fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001,

U.S. Trust waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as set forth below:

   International Fund.................................................. $184,421
   Latin America Fund..................................................   13,809
   Pacific/Asia Fund...................................................   19,733
   Pan European Fund...................................................   62,323
   Emerging Markets Fund...............................................   11,093

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund.

  Effective September 5, 2001, each Independent Director of the Portfolios receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Prior to September 5, 2001, each Independent Director of the Portfolios received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2001, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          Purchases     Sales
                                                         ----------- -----------
   International Fund................................... $56,050,967 $88,269,795
   Latin America Fund...................................      23,209   6,058,593
   Pacific/Asia Fund....................................  13,291,623  17,645,376
   Pan European Fund....................................  10,276,184  39,499,445
   Emerging Markets Fund................................   1,587,635   2,568,996

4. Common Stock:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the International Fund and 500 million shares each of the Latin America Fund, Pacific/Asia Fund, Pan European Fund and Emerging Markets Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

  A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares in a Portfolio redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Portfolios or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate Portfolios.

                                          International Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/01                    03/31/01
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................   26,835,294  $ 301,459,761   33,933,023  $ 524,777,406
Issued as reinvestment
 of dividends...........       99,068      1,063,004      104,221      1,539,976
Redeemed................  (30,173,248)  (338,732,186) (31,991,754)  (495,077,945)
Redemption Fee..........          --           5,765          --         325,999
                          -----------  -------------  -----------  -------------
Net Increase (Decrease).   (3,238,886) $ (36,203,656)   2,045,490  $  31,565,436
                          ===========  =============  ===========  =============

                                          Latin America Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/01                    03/31/01
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................      126,068  $     700,300    2,441,056  $  15,021,852
Issued as reinvestment
 of dividends...........       34,399        189,929          --             --
Redeemed................   (1,537,096)    (8,209,230)  (1,564,028)    (9,559,110)
Redemption Fee..........          --             347          --          50,268
                          -----------  -------------  -----------  -------------
Net Increase (Decrease).   (1,376,629) $  (7,318,654)     877,028  $   5,513,010
                          ===========  =============  ===========  =============

                                           Pacific/Asia Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/01                    03/31/01
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................    5,025,516  $  32,097,789    7,461,911  $  69,179,922
Issued as reinvestment
 of dividends...........          --             --        29,245        204,630
Redeemed................   (5,708,001)   (36,415,454) (10,078,584)   (90,500,794)
Redemption Fee..........          --          42,232          --         180,926
                          -----------  -------------  -----------  -------------
Net (Decrease)..........     (682,485) $  (4,275,433)  (2,587,428) $ (20,935,316)
                          ===========  =============  ===========  =============

                                           Pan European Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/01                    03/31/01
                          --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
Sold....................    7,211,128  $  65,387,530   11,124,477  $ 141,146,394
Issued as reinvestment
 of dividends...........       63,236        538,141       96,897      1,294,257
Redeemed................   (9,164,464)   (82,903,321) (11,635,186)  (147,185,352)
Redemption Fee..........          --           8,419          --         274,334
                          -----------  -------------  -----------  -------------
Net (Decrease)..........   (1,890,100) $ (16,969,231)    (413,812) $  (4,470,367)
                          ===========  =============  ===========  =============

                                            Emerging Markets Fund
                                   -------------------------------------------
                                    Six Months Ended          Year Ended
                                        09/30/01               03/31/01
                                   --------------------  ---------------------
                                    Shares     Amount     Shares      Amount
                                   --------  ----------  ---------  ----------
Sold..............................  491,284  $2,191,783  1,185,871  $6,082,160
Issued as reinvestment of
 dividends........................      124         576        --          --
Redeemed.......................... (518,009) (2,270,984)  (760,770) (4,136,308)
Redemption Fee....................      --          --         --           40
                                   --------  ----------  ---------  ----------
Net Increase (Decrease)...........  (26,601) $  (78,625)   425,101  $1,945,892
                                   ========  ==========  =========  ==========

5. Organization Costs:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2001, the Portfolios had no borrowings under the agreement.